Note 12 - Related Party Transactions (Details Textual)		1 Months Ended	3 Months Ended		12 Months Ended			13 Months Ended
	Oct. 01, 2017 CAD ($)	Sep. 30, 2022 CAD ($)	Mar. 31, 2020 USD ($) a	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2018 CAD ($)	Dec. 14, 2017	Dec. 03, 2017	Dec. 02, 2017	Jul. 12, 2017
Area of Land (Acre) | a			10.4
Operating Lease, Right-of-Use Asset			$ 199,060		$ 229,284
Operating Lease, Liability, Total			199,470		228,624
Lease Arrangement, 20 North Rear Road [Member]
Operating Lease, Monthly Rent			8,719	$ 5,986				$ 4,000
Lessee, Operating Lease, Term of Contract (Year)								5 years
Operating Lease, Right-of-Use Asset			55,451	68,547
Operating Lease, Liability, Total			$ 52,632	$ 65,467
Lessee, Operating Lease, Discount Rate			8.00%	8.00%
Leases Office Space from R&D Labs Canada, Inc [Member]
Operating Lease, Monthly Rent	$ 2,608	$ 3,390
Operating Lease, Right-of-Use Asset			$ 143,609		160,737
Operating Lease, Liability, Total			$ 146,838		163,157
Lessee, Operating Lease, Discount Rate			8.00%	8.00%
Leases Office Space from R&D Labs Canada, Inc [Member] | General and Administrative Expense [Member]
Operating Lease, Expense			$ 6,325	$ 4,978
Former CEO [Member]
Ownership Percentage			5.00%
Long-term Convertible Notes Payable to Multiple Private Investors [Member]
Debt Instrument, Interest Rate, Stated Percentage												5.00%
CEN Biotech Ukraine [Member] | XN Pharma [Member]
Ownership Percentage			49.00%						49.00%
CEN Biotech Ukraine [Member]
Percentage of Related Party's Equity Interest Owned by Director									25.50%
Business Acquisition, Percentage of Voting Interests Acquired									51.00%
CEN Biotech Ukraine [Member]
Due from Related Parties, Total			$ 1,065,328		1,065,328	875,328
Percentage of Related Party's Equity Interest Owned by Director										25.50%	51.00%
CEN Biotech Ukraine [Member] | Equipment Sold to Related Party in Exchange for Note Receivable [Member]
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings							$ 255,141
Notes Receivable, Related Parties							44,859
Joseph Byrne [Member]
Related Party Transaction, Due from (to) Related Party, Current, Total			(8,347)
Board Members and Officers [Member] | Consulting Fees [Member]
Related Party Transaction, Amounts of Transaction			31,200	$ 31,200	154,517	150,778
Due to Related Parties, Total			$ 295,100		$ 263,900	$ 124,800
R&D Labs Canada, Inc [Member] | Purchased Equipment in Exchange for Note Payable [Member]
Notes Payable, Related Parties							$ 300,000